Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 15,003,643	$ 9,185,742
Financial assets at fair value through profit or loss	1,140,671	740,706
Securities	1,059,923	665,242
Derivatives	80,748	75,464
Financial assets at fair value through other comprehensive income	12,157,076	9,913,517
Securities	12,157,076	9,913,517
Financial assets at amortized cost	41,518,114	26,701,841
Credit card receivables	18,267,904	12,259,276
Loans to customers	9,421,458	5,321,885
Compulsory and other deposits at central banks	9,537,788	6,743,336
Securities	3,141,504	885,418
Other receivables	1,000,683	1,413,443
Other financial assets	148,777	78,483
Other assets	1,403,870	663,578
Deferred tax assets	2,510,967	1,818,339
Investments in associates	98,702	99,365
Right-of-use assets	22,244	20,344
Property, plant and equipment	27,550	25,879
Intangible assets	601,669	347,616
Goodwill	409,371	414,287
Total assets	74,893,877	49,931,214
Liabilities
Financial liabilities at fair value through profit or loss	65,969	32,329
Derivatives	65,969	32,329
Financial liabilities at amortized cost	60,741,103	40,227,546
Deposits	41,925,101	28,855,065
Payables to network	13,633,949	9,333,541
Borrowings and financing	4,398,216	1,730,357
Repurchase agreements	783,837	308,583
Salaries, allowances and social security contributions	236,565	180,181
Tax liabilities	1,424,118	1,102,086
Lease liabilities	29,197	26,197
Provisions and contingent liabilities	30,920	22,551
Deferred income	77,521	71,636
Other liabilities	966,922	621,612
Total liabilities	63,572,315	42,284,138
Equity
Share capital	84	84
Share premium reserve	5,062,464	5,053,776
Retained earnings	6,412,700	3,420,596
Other comprehensive income (loss)	(184,300)	(828,167)
Equity attributable to shareholders of the parent company	11,290,948	7,646,289
Equity attributable to non-controlling interests	30,614	787
Total equity	11,321,562	7,647,076
Total liabilities and equity	$ 74,893,877	$ 49,931,214